Cover	8 Months Ended
Aug. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Revised for minor edits
Entity Registrant Name	THE MARQUIE GROUP, INC.
Entity Central Index Key	0001434601
Entity Address, Address Line One	7901 4th Street North
Entity Address, Address Line Two	Suite 4000
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702-4305
City Area Code	(800)
Local Phone Number	351-3021
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false